Lease liabilities and similar	6 Months Ended
Jun. 30, 2022
Lease Liabilities And Similar
Lease liabilities and similar

13. Lease liabilities and similar

Maturity analysis of leases and similar

June 30, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	620,459	220,611	399,848
Between one year and five years	1,797,448	456,208	1,341,240
More than five years	669,569	46,300	623,269
	3,087,476	723,119	2,364,357

December 31, 2021	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	1,010,039	244,281	765,758
Between one year and five years	1,849,762	525,317	1,324,445
More than five years	893,077	80,647	812,430
	3,752,878	850,245	2,902,633

The balances relating to lease liabilities and similar can be further analyzed as follows:

Lease liabilities

June 30, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	451,559	213,181	238,378
Between one year and five years	1,789,398	456,144	1,333,254
More than five years	669,569	46,300	623,269
	2,910,526	715,625	2,194,901

December 31, 2021	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	768,839	227,630	541,209
Between one year and five years	1,793,412	523,560	1,269,852
More than five years	893,077	80,647	812,430
	3,455,328	831,837	2,623,491

The principal leasing activities undertaken by the Group relate to the lease of property for the business.

An incremental borrowing rate of 8.60% has been applied to leases during the reporting period. Total cash outflows in the period in relation to leases are noted in the cash flow statement.

Sale and leaseback arrangements

In addition, the Group undertakes some sale and leaseback transactions to secure financing. From a review of the sale and leaseback agreements, it is deemed that as no formal sale has occurred the Group continues to recognize the asset on the balance sheet with a corresponding liability stated at amortized cost. There were no gains or losses recognized on sale and leaseback transactions in the period.

June 30, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	168,900	7,430	161,470
Between one year and five years	8,050	64	7,986
	176,950	7,494	169,456

December 31, 2021	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	241,200	16,651	224,549
Between one year and five years	56,350	1,757	54,593
	297,550	18,408	279,142

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Buildings £	Other £	Total £

At January 1, 2022	1,379,360	6,164	1,385,524
Charge for the period	(96,234)	(2,055)	(98,289)
At June 30, 2022	1,283,126	4,109	1,287,235

The following amounts are recognized in the consolidated statement of comprehensive income/(loss) :

	Six months ended June 30,	Six months ended June 30,
	2022	2021
	£	£
Amortization of right of use assets	98,289	98,289
Interest on lease liabilities	113,283	110,743
	211,572	209,032